UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
 (Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
 (Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.07%
Austria - 1.36%
Erste Group Bank AG (a)	274,442	$8,587,355
Brazil - 5.00%
Banco Santander Brasil SA - ADR	1,385,300	5,388,817
Centrais Electricas Brasileiras (a)	1,266,600	1,834,858
Centrais Electricas Brasileiras Sponsored - ADR (a)	1,223,030	1,663,321
Companhia de Saneamento Basico	1,105,211	5,263,615
Embraer SA - ADR	361,080	10,666,303
Petrol Brasileiros (a)	1,727,100	2,890,880
Tim Participacoes SA - ADR	460,334	3,903,632
		31,611,426
China - 0.93%
China Mobile Ltd.	521,500	5,870,059
France - 12.26%
Carrefour SA	329,207	9,500,832
Compagnie De Saint - Gobain	228,506	9,902,424
Engie	1,213,357	21,492,572
Orange SA	772,860	12,926,717
Renault SA	45,970	4,601,414
Sanofi	113,144	9,642,383
Schneider Electric	165,508	9,401,558
		77,467,900
Hong Kong - 1.26%
First Pacific Co. Ltd.	12,046,000	7,979,710
Ireland - 3.20%
CRH Plc	337,238	9,763,676
Willis Group Holdings Plc	215,430	10,463,435
		20,227,111
Italy - 4.87%
ENI SpA	1,006,815	14,959,537
Italcementi Fabbriche Riunite Cemento SpA	392,226	4,369,102
Telecom Italia SpA (a)	2,281,374	2,891,234
Telecom Italia SpA Savings Shares	8,304,250	8,522,927
		30,742,800
Japan - 19.13%
Canon, Inc.	322,600	9,758,660
Dai Nippon Printing Co. Ltd.	484,400	4,790,057
Daiichi Sankyo Co. Ltd.	717,602	14,811,096
Honda Motor Co. Ltd.	480,700	15,363,912
Mitsubishi Tanabe Pharma Corp.	586,600	10,106,316
Mitsubishi UFJ Financial Group, Inc.	1,486,100	9,205,273
MS&AD Insurance Group Holdings	347,899	10,202,025
Nissan Motor Co. Ltd.	1,595,100	16,701,882
Sumitomo Mitsui Trust Holdings, Inc.	2,447,000	9,267,601
Taisho Pharmaceutical Co. Ltd.	156,800	11,074,086
Takeda Pharmaceutical Co. Ltd.	194,400	9,692,680
		120,973,588

Mexico - 1.28%
Cemex SAB de CV - ADR (a)	1,455,325	8,106,160
Netherlands - 2.53%
Aegon NV	1,980,260	11,199,345
Royal Ahold NV	225,532	4,757,272
		15,956,617
Russia - 2.66%
Gazprom OAO	2,433,900	4,537,709
Lukoil Oil Company	197,747	6,356,941
Lukoil Oil Company - ADR	181,503	5,896,125
		16,790,775
South Korea - 5.25%
Hana Financial Group, Inc.	372,739	7,448,409
Hyundai Mobis Co. Ltd.	75,540	15,805,202
POSCO	70,617	9,892,121
		33,145,732
Spain - 1.45%
Repsol SA	832,403	9,164,197
Sweden - 1.62%
LM Ericsson Telefon AB - Class B	1,059,104	10,211,146
Switzerland - 6.05%
Credit Suisse Group	561,784	12,101,931
Swatch Group	43,185	2,916,312
Swatch Group Ltd. Bearer	15,159	5,264,190
Swiss Resources AG	79,080	7,723,451
UBS Group AG	528,137	10,245,579
		38,251,463
United Kingdom - 20.22%
Barclays Plc	3,005,093	9,672,760
BP Plc	2,858,681	14,855,752
G4S Plc	2,866,862	9,523,169
GlaxoSmithKline Plc	1,227,004	24,780,524
HSBC Holdings Plc	1,248,636	9,857,060
J. Sainsbury Plc	2,623,100	9,989,358
Kingfisher Plc	1,986,363	9,620,974
Marks & Spencer Group Plc	1,669,806	11,117,962
Tesco Plc (a)	5,840,981	12,834,323
WM. Morrison Supermarkets Plc	7,117,891	15,509,118
		127,761,000
TOTAL COMMON STOCKS (Cost $650,012,480)		$562,847,039

PREFERRED STOCKS - 3.78%
Brazil - 2.54%
Petroleo Brasileiro Sponsored - ADR (a)	2,646,120	$8,996,808
Telefonica Brasil SA	525,500	4,727,387
Telefonica Brasil SA Sponsored - ADR	262,163	2,367,332
		16,091,527
Russia - 1.24%
Surgutneftegaz OJSC	12,926,460	7,824,270
TOTAL PREFERRED STOCKS (Cost $41,769,774)		$23,915,797

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 9.13%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/15), due 01/04/16, 0.01%
[Collateralized by $54,560,000 US Treasury Note, 3.50%, 5/15/20
(Market Value $58,856,600)] (proceeds $57,698,758).	$57,698,694	$57,698,694
TOTAL REPURCHASE AGREEMENTS (Cost $57,698,694)		$57,698,694

Total Investments (Cost $749,480,948) - 101.98%		$644,461,530
Liabilities in Excess of Other Assets - (1.98)%		(12,521,453)
TOTAL NET ASSETS - 100.00%		$631,940,077

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.

Brandes International Equity Fund
Schedule of Investments by Industry
December 31, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.69%
Auto Components	2.50%
Automobiles	5.80%
Banks	9.40%
Building Products	1.57%
Capital Markets	3.54%
Commercial Services & Supplies	2.26%
Communications Equipment	1.62%
Construction Materials	3.52%
Diversified Financial Services	1.26%
Diversified Telecommunication Services	3.85%
Electric Utilities	0.55%
Electrical Equipment	1.49%
Food & Staples Retailing	8.32%
Insurance	6.26%
Metals & Mining	1.57%
Multiline Retail	1.76%
Multi-Utilities	3.40%
Oil, Gas & Consumable Fuels	9.28%
Pharmaceuticals	12.68%
Specialty Retail	1.52%
Technology Hardware, Storage & Peripherals	1.54%
Textiles, Apparel & Luxury Goods	1.29%
Water Utilities	0.84%
Wireless Telecommunication Services	1.56%
TOTAL COMMON STOCKS	89.07%
PREFERRED STOCKS
Diversified Telecommunication Services	1.12%
Oil, Gas & Consumable Fuels	2.66%
TOTAL PREFERRED STOCKS	3.78%
REPURCHASE AGREEMENTS	9.13%
TOTAL INVESTMENTS	101.98%
Liabilities in Excess of Other Assets	(1.98)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.54%
Aerospace & Defense - 1.85%
Embraer SA	122,620	$931,818
Auto Components - 2.13%
Hyundai Mobis Co. Ltd.	5,110	1,069,163
Automobiles - 7.09%
Honda Motor Co. Ltd.	28,700	917,296
Hyundai Motor Co.	9,981	1,258,842
Nissan Motor Co. Ltd.	132,300	1,385,279
		3,561,417
Banks - 12.00%
Bank of America Corp.	35,232	592,954
Barclays Plc	150,039	482,944
Citigroup, Inc.	25,476	1,318,383
Erste Group Bank AG (a)	23,760	743,456
HSBC Holdings Plc	70,073	553,175
Mitsubishi UFJ Financial Group, Inc.	98,800	611,992
PNC Financial Services Group, Inc.	9,560	911,163
Wells Fargo & Co.	14,986	814,639
		6,028,706
Beverages - 1.53%
PepsiCo, Inc.	7,690	768,385
Capital Markets - 6.06%
Bank Of New York Mellon Corp.	21,200	873,864
Credit Suisse Gp	25,706	553,758
State Street Corp.	12,878	854,584
UBS Group AG	39,451	765,328
		3,047,534
Communications Equipment - 1.54%
LM Ericsson Telefon AB - Class B	80,500	776,125
Construction Materials - 1.53%
CRH Plc	26,632	771,047
Diversified Financial Services - 0.96%
Leucadia National Corp.	27,894	485,077
Diversified Telecommunication Services - 0.99%
Telecom Italia SpA Savings Shares	482,809	495,523
Electric Utilities - 1.58%
Exelon Corp.	28,602	794,278
Electrical Equipment - 3.14%
Emerson Electric Co.	17,160	820,763
Schneider Electric	13,330	757,201
		1,577,964
Electronic Equipment, Instruments & Components - 1.72%
Corning, Inc.	47,263	863,968
Food & Staples Retailing - 6.76%
Carrefour SA	18,585	536,358
J. Sainsbury Plc	219,500	835,906
Royal Ahold NV	27,084	571,298
Tesco Plc (a)	331,776	729,008
WM. Morrison Supermarkets Plc	332,380	724,220
		3,396,790

Health Care Providers & Services - 1.98%
Express Scripts Holding Co. (a)	11,388	995,425
Hotels, Restaurants & Leisure - 1.76%
Genting Malaysia Berhad	866,100	882,329
Insurance - 3.13%
American International Group, Inc.	14,230	881,833
Swiss Re AG	7,100	693,431
		1,575,264
Multiline Retail - 1.05%
Marks & Spencer Group Plc	78,900	525,335
Multi-Utilities - 2.19%
Engie	62,084	1,099,713
Oil, Gas & Consumable Fuels - 8.47%
Apache Corp.	11,099	493,573
BP Plc	246,455	1,280,757
Chesapeake Energy Corp. (b)	66,730	300,285
ENI SpA	48,000	713,197
Gazprom OAO	169,770	316,515
PJSC Lukoil - ADR	20,962	680,951
Repsol SA	42,910	472,410
		4,257,688
Pharmaceuticals - 12.26%
Daiichi Sankyo Co. Ltd.	51,500	1,062,945
GlaxoSmithKline Plc	94,000	1,898,421
Merck & Co., Inc.	21,071	1,112,970
Pfizer, Inc.	33,554	1,083,123
Sanofi	11,800	1,005,622
		6,163,081
Semiconductors & Semiconductor Equipment - 1.22%
Xilinx, Inc.	13,030	612,019
Software - 2.84%
Microsoft Corp.	25,700	1,425,836
Technology Hardware, Storage & Peripherals - 4.51%
Canon, Inc.	17,700	535,426
Samsung Electronics Co. Ltd.	830	885,263
Western Digital Corp.	14,130	848,506
		2,269,195
Tobacco - 1.70%
Imperial Tobacco Group Plc	16,160	853,538
Wireless Telecommunication Services - 3.55%
America Movil SAB de CV - ADR	33,649	473,105
China Mobile Ltd.	73,500	827,324
Tim Participacoes SA - ADR	57,130	484,462
		1,784,891
TOTAL COMMON STOCKS (Cost $46,711,857)		$47,012,109

PREFERRED STOCKS - 0.52%
Oil, Gas & Consumable Fuels - 0.52%
Petroleo Brasileiro SA - ADR (a)	76,600	$260,440
TOTAL PREFERRED STOCKS (Cost $965,693)		$260,440

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 4.98%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/15), due 01/04/16, 0.01%
[Collateralized by $15,405,000 Fannie Mae Bond, 3.50%, 11/25/38
(Market Value $2,553,656)] (proceeds $2,502,857).	$2,502,854	$2,502,854
TOTAL REPURCHASE AGREEMENTS (Cost $2,502,857)		$2,502,854

Total Investments (Cost $50,180,404) - 99.04%		$49,775,403
Other Assets in Excess of Liabilities - 0.96%		483,664
TOTAL NET ASSETS - 100.00%		$50,259,067

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) All or a portion of this security is on loan. See Note 3 in the Notes to Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments by Country
December 31, 2015 (Unaudited)

COMMON STOCKS
Austria		1.48%
Brazil		2.82%
China		1.65%
France		6.76%
Ireland		1.53%
Italy		2.40%
Japan		8.98%
Malaysia		1.76%
Mexico		0.94%
Netherlands		1.14%
Russia		1.98%
South Korea		6.39%
Spain		0.94%
Sweden		1.54%
Switzerland		4.00%
United Kingdom		15.69%
United States		33.54%
TOTAL COMMON STOCKS		93.54%
PREFERRED STOCKS
Brazil		0.52%
TOTAL PREFERRED STOCKS		0.52%
REPURCHASE AGREEMENTS		4.98%
TOTAL INVESTMENTS		99.04%
Other Assets in Excess of Liabilities		0.96%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.86%
Automobiles - 2.03%
Honda Motor Co. Ltd.	400	$12,785
Banks - 3.40%
HSBC Holdings Plc	1,259	9,939
PNC Financial Services Group, Inc.	120	11,437
		21,376
Beverages - 3.08%
Diageo Plc	490	13,381
PepsiCo, Inc.	60	5,995
		19,376
Capital Markets - 2.28%
UBS Group AG	740	14,356
Communications Equipment - 2.02%
LM Ericsson Telefon AB - Class B	1,320	12,726
Construction Materials - 1.47%
CRH Plc	320	9,265
Diversified Telecommunication Services - 2.30%
Telefonica Brasil SA	1,690	14,448
Electric Utilities - 3.47%
Companhia Paranaense de Energia	2,900	11,682
Exelon Corp.	364	10,108
		21,790
Electrical Equipment - 4.50%
Emerson Electric Co.	300	14,349
Schneider Electric	245	13,917
		28,266
Food & Staples Retailing - 8.15%
J. Sainsbury Plc	2,740	10,434
Royal Ahold NV	490	10,336
Tesco Plc (a)	4,419	9,710
Wal-Mart Stores, Inc.	178	10,911
WM. Morrison Supermarkets Plc	4,522	9,853
		51,244
Health Care Equipment & Supplies - 2.37%
Baxter International, Inc.	390	14,878
Household Products - 2.40%
Procter & Gamble Co.	190	15,088
Insurance - 4.08%
Old Republic International Corp.	538	10,023
Swiss Resources AG	160	15,626
		25,649
Multiline Retail - 1.25%
Marks & Spencer Group Plc	1,180	7,857
Multi-Utilities - 2.82%
Engie	1,000	17,713
Oil, Gas & Consumable Fuels - 11.50%
BP Plc	3,170	16,474

Chevron Corp.	170	15,293
ENI SpA	1,030	15,304
Royal Dutch Shell Plc	564	12,774
Total SA	277	12,418
		72,263
Pharmaceuticals - 16.36%
Daiichi Sankyo Co. Ltd.	700	14,448
GlaxoSmithKline Plc	1,190	24,033
Johnson & Johnson	180	18,490
Merck & Co., Inc.	345	18,223
Pfizer, Inc.	460	14,849
Sanofi	150	12,783
		102,826
Semiconductors & Semiconductor Equipment - 2.24%
Xilinx, Inc.	300	14,091
Software - 3.25%
Microsoft Corp.	368	20,417
Specialty Retail - 1.35%
Kingfisher Plc	1,750	8,476
Technology Hardware, Storage & Peripherals - 1.72%
Western Digital Corp.	180	10,809
Textiles, Apparel & Luxury Goods - 1.52%
LVMH Moet Hennessy Louis Vuitton SE	61	9,581
Tobacco - 7.33%
British American Tobacco Plc	250	13,883
Imperial Tobacco Group Plc	260	13,733
Philip Morris International, Inc.	210	18,461
		46,077
Water Utilities - 1.97%
Companhia de Saneamento Basico	2,600	12,383
TOTAL COMMON STOCKS (Cost $606,859)		$583,740

PREFERRED STOCKS - 8.64%
Banks - 2.87%
Bank of America Corp., 4.000%	840	$18,043
Capital Markets - 5.77%
Goldman Sachs Group, Inc., 3.750%	908	18,024
Morgan Stanley, 4.000%	877	18,233
		36,257
TOTAL PREFERRED STOCKS (Cost $52,179)		$54,300

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.73%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/15), due 01/04/16, 0.01%
[Collateralized by $5,000 Fannie Mae Note, 2.17%, 11/07/22
(Market Value $4,912)] (proceeds $4,615).	$4,615	$4,615
TOTAL REPURCHASE AGREEMENTS (Cost $4,615)		$4,615

Total Investments (Cost $663,653) - 102.23%		$642,655
Liabilities in Excess of Other Assets - (2.23)%		(14,012)
TOTAL NET ASSETS - 100.00%		$628,643
Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Brandes Global Equity Income Fund
Schedule of Investments by Country
December 31, 2015 (Unaudited)

COMMON STOCKS
Brazil	6.13%
France	10.56%
Ireland	1.47%
Italy	2.43%
Japan	4.33%
Netherlands	1.64%
Sweden	2.02%
Switzerland	4.77%
United Kingdom	23.96%
United States	35.55%
TOTAL COMMON STOCKS	92.86%
PREFERRED STOCKS
United States	8.64%
TOTAL PREFERRED STOCKS	8.64%
REPURCHASE AGREEMENTS	0.73%
TOTAL INVESTMENTS	102.23%
Liabilities in Excess of Other Assets	(2.23)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.20%
Aerospace & Defense - 2.26%
Embraer SA - ADR	5,947	$175,674
Auto Components - 2.95%
Hyundai Mobis Co. Ltd.	641	134,116
Tachi-s Co. Ltd.	6,000	95,538
		229,654
Automobiles - 3.22%
Honda Motor Co. Ltd.	3,800	121,454
Nissan Motor Co. Ltd.	12,300	128,790
		250,244
Banks - 8.23%
Bank of America Corp.	5,318	89,502
Barclays Plc	22,197	71,447
Citigroup, Inc.	3,186	164,876
Erste Group Bank AG (a)	4,909	153,604
KB Financial Group, Inc.	2,783	78,408
Sberbank Of Russia	59,436	82,302
		640,139
Capital Markets - 1.49%
Credit Suisse Group	5,376	115,810
Commercial Services & Supplies - 1.76%
APR Energy Plc (a)	22,300	57,202
De La Rue Plc	12,247	79,856
		137,058
Construction & Engineering - 1.44%
Balfour Beatty Plc (a)	10,140	40,388
Sanki Engineering Co. Ltd.	8,300	71,484
		111,872
Construction Materials - 2.49%
Cemex SAB de CV - ADR (a)	14,338	79,862
Italmobiliare SpA	3,513	113,668
		193,530
Distributors - 2.21%
D'Ieteren SA	4,614	172,316
Diversified Financial Services - 4.67%
First Pacific Co. Ltd.	183,340	121,451
Groupe Bruxelles Lambert SA	910	77,867
Haci Omer Sabanci Holding AS	28,675	81,288
Leucadia National Corp.	4,748	82,568
		363,174
Diversified Telecommunication Services - 3.85%
APT Satellite Holdings Ltd.	70,050	56,252
Magyar Telekom Telecommunications Plc (a)	57,092	79,873
Telecom Italia SpA Savings Shares	81,751	83,904
Telefonica Brasil SA	9,300	79,506
		299,535

Electric Utilities - 2.90%
Companhia Paranaense de Energia	17,400	70,089
Reliance Infrastructure Ltd. - GDR	6,306	155,547
		225,636
Electrical Equipment - 2.08%
Futaba Corp.	5,800	77,897
Schneider Electric	1,483	84,241
		162,138
Food & Staples Retailing - 6.91%
Carrefour SA	2,632	75,959
J. Sainsbury Plc	41,074	156,419
Tesco Plc (a)	53,525	117,610
WM. Morrison Supermarkets Plc	86,129	187,666
		537,654
Food Products - 2.06%
Marfrig Global Foods SA (a)	61,500	98,351
Savencia SA	957	62,121
		160,472
Health Care Equipment & Supplies - 0.80%
Syneron Medical Ltd. (a)	8,082	62,312
Household Durables - 4.06%
Consorcio ARA SAB de CV	328,385	114,323
Dorel Industries, Inc. (a)	5,598	126,751
MDC Holdings, Inc.	2,941	75,084
		316,158
Insurance - 1.24%
Willis Group Holdings Plc	1,984	96,363
Machinery - 3.06%
Briggs & Stratton Corp.	11,534	199,538
China Yuchai International Ltd.	3,565	38,360
		237,898
Metals & Mining - 1.01%
POSCO	564	79,006
Multiline Retail - 1.07%
Debenhams Plc	77,330	83,375
Multi-Utilities - 2.19%
Engie	9,622	170,437
Oil, Gas & Consumable Fuels - 7.15%
BP Plc	23,071	119,893
Chesapeake Energy Corp.	15,318	68,931
ENI SpA	7,826	116,281
Gazprom OAO - ADR	24,560	90,135
Petrol Brasileiros (a)	25,040	41,913
PJSC Lukoil - ADR	3,684	119,675
		556,828
Paper & Forest Products - 1.08%
Norbord, Inc.	4,330	84,334
Pharmaceuticals - 3.92%
Daiichi Sankyo Co. Ltd.	4,700	97,007
GlaxoSmithKline Plc	10,309	208,200
		305,207
Real Estate Management & Development - 2.01%
LSL Property Services Plc	16,950	71,215
St. Joe Co. (a)	4,605	85,239

		156,454
Semiconductors & Semiconductor Equipment - 1.00%
NuFlare Technology, Inc.	1,700	77,748
Technology Hardware, Storage & Peripherals - 3.01%
Samsung Electronics Co. Ltd.	111	118,391
Western Digital Corp.	1,930	115,896
		234,287
Textiles, Apparel & Luxury Goods - 0.80%
TSI Holdings Co. Ltd.	9,100	62,149
Water Utilities - 1.64%
Companhia de Saneamento Basico	26,800	127,636
Wireless Telecommunication Services - 1.64%
Sistema JSFC	245,261	59,247
Tim Participacoes SA - ADR	8,052	68,281
		127,528
TOTAL COMMON STOCKS (Cost $7,032,611)		$6,552,626

PREFERRED STOCKS - 4.56%
Automobiles - 2.19%
Hyundai Motor Co.	1,946	$170,154
Banks - 0.96%
Itausa - Investimentos Itau SA	43,462	75,102
Oil, Gas & Consumable Fuels - 1.41%
Petroleo Brasileiro Sponsored - ADR (a)	9,970	33,898
Surgutneftegaz OJSC	125,187	75,775
		109,673
TOTAL PREFERRED STOCKS (Cost $441,825)		$354,929

REAL ESTATE INVESTMENT TRUSTS - 2.55%
Grivalia Properties Real Estate Investment Co. SA	10,361	$82,985
Macquarie Mexico Real Estate Management SA de CV	90,500	115,472
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $217,509)		$198,457

	Principal
	Amount	Value
CORPORATE BONDS - 0.62%
Oil, Gas & Consumable Fuels - 0.62%
Chesapeake Energy Corp.
6.625%, 8/15/2020	$166,000	$48,140
TOTAL CORPORATE BONDS (Cost $72,060)		$48,140

REPURCHASE AGREEMENTS - 7.87%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/15), due 01/04/16, 0.01%
[Collateralized by $640,000 Fannie Mae Note, 2.17%, 11/07/22
(Market Value $628,784)] (proceeds $612,345).	$612,344	$612,344
TOTAL REPURCHASE AGREEMENTS (Cost $612,344)		$612,344

Total Investments (Cost $8,376,349) - 99.80%		$7,766,496
Other Assets in Excess of Liabilities - 0.20%		15,261
TOTAL NET ASSETS - 100.00%		$7,781,757

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
GDR Global Depository Receipt
(a) Non-income producing security.

Brandes Global Opportunities Value Fund
Schedule of Investments by Country
December 31, 2015 (Unaudited)

COMMON STOCKS
Austria	1.97%
Belgium	3.21%
Brazil	8.50%
Canada	2.71%
China	0.49%
France	5.05%
Hong Kong	2.28%
Hungary	1.03%
India	2.00%
Ireland	1.24%
Israel	0.80%
Italy	4.03%
Japan	9.41%
Mexico	2.50%
Russia	4.52%
South Korea	5.27%
Switzerland	1.49%
Turkey	1.05%
United Kingdom	15.31%
United States	11.34%
TOTAL COMMON STOCKS	84.20%
PREFERRED STOCKS
Brazil	1.40%
Russia	0.97%
South Korea	2.19%
TOTAL PREFERRED STOCKS	4.56%
REAL ESTATE INVESTMENT TRUSTS
Greece	1.07%
Mexico	1.48%
TOTAL REAL ESTATE INVESTMENT TRUSTS	2.55%
CORPORATE BONDS	0.62%
REPURCHASE AGREEMENTS	7.87%
TOTAL INVESTMENTS	99.80%
Other Assets in Excess of Liabilities	0.20%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.46%
Argentina - 1.26%
Arcos Dorados Holdings, Inc. (a)	3,693,661	$11,487,286
Austria - 1.83%
Erste Group Bank AG (a)	531,448	16,629,133
Brazil - 13.00%
Banco Bradesco SA	400,956	2,065,651
Banco do Brasil SA	2,501,450	9,264,379
Banco Santander Brasil SA - ADR	1,158,029	4,504,733
Centrais Electricas Brasileiras Sponsored - ADR (a)	3,300,939	4,489,277
Companhia de Saneamento Basico	5,660,900	26,960,277
Companhia Paranaense de Energia	768,910	3,097,233
Embraer SA - ADR	699,729	20,669,995
Estacio Participacoes SA	3,130,500	10,963,862
Kroton Educacional	4,000,100	9,568,046
Marfrig Global Foods SA (a)	11,310,611	18,088,003
Tim Participacoes SA - ADR	1,008,238	8,549,858
Viver Incorporadora e Construtora SA (a)	1,419,243	10,762
		118,232,076
Chile - 3.30%
Enersis SA - ADR	1,142,967	13,887,049
Sociedad Quimica Minera De Chile SA Series B - ADR	849,340	16,145,953
		30,033,002
China - 7.19%
Bosideng International Holdings Ltd.	167,742,000	14,451,930
Chaoda Modern Agriculture Holdings Ltd. (a)	1,243,862	39,526
China Mobile Ltd.	815,900	9,183,857
China Yuchai International Ltd.	159,770	1,719,125
Dongfeng Motor Group Co. Ltd.	16,959,000	22,465,903
Weiqiao Textile Co.	11,976,377	5,586,944
Yingde Gases Group Co. Ltd.	25,983,500	11,950,754
		65,398,039
Colombia - 1.55%
Grupo Aval Acciones y Valores - ADR	2,164,082	14,109,815
Cyprus - 1.54%
Globaltrans Investment Plc - GDR (a)	3,076,194	13,996,683
Czech Republic - 2.61%
Ceska Telekomunika (a)	1,981,400	14,256,167
Telefonica Czech Republic AS	934,049	9,428,957
		23,685,124
Hong Kong - 6.80%
Chow Tai Fook Jewellery Group Ltd.	19,495,200	12,564,440
First Pacific Co. Ltd.	23,497,899	15,565,866
Lifestyle International Holdings Ltd.	15,085,500	20,118,792
Luk Fook Holdings International Ltd.	6,444,000	13,611,497
		61,860,595
India - 3.58%
Reliance Infrastructure Ltd.	3,983,554	32,605,347
Indonesia - 1.71%
PT XL Axiata Tbk (a)	59,040,940	15,539,962
Luxembourg - 3.24%
Adecoagro SA (a)	696,626	8,561,534
Ternium SA - ADR	1,685,420	20,949,771
		29,511,305

Malaysia - 1.08%
Genting Malaysia Berhad	9,629,700	9,810,144
Mexico - 1.97%
Cemex SAB de CV - ADR (a)	3,174,583	17,682,427
Desarrolladora Homex SAB de CV (a)	143,080	35,864
Urbi Desarrollos Urbanos SA de CV (a)(b)	13,687,865	198,554
		17,916,845
Pakistan - 1.02%
Nishat Mills Ltd.	10,247,760	9,282,522
Panama - 2.53%
Copa Holdings SA	476,660	23,003,611
Russia - 6.70%
Gazprom OAO - ADR	3,765,133	13,818,038
Mobile Telesystems	3,204,070	9,209,756
PJSC Lukoil - ADR	686,085	22,287,471
Sberbank of Russia - ADR	2,699,294	15,628,912
		60,944,177
South Korea - 14.20%
Hana Financial Group, Inc.	1,029,680	20,576,000
Hyundai Mobis Co. Ltd.	126,045	26,372,341
KB Financial Group, Inc.	502,470	14,156,493
KIA Motors Corp.	453,059	20,201,891
POSCO	131,547	18,427,275
Samsung Electronics Co. Ltd.	13,763	14,679,372
Shinhan Financial Group Co. Ltd.	439,400	14,760,218
		129,173,590
Taiwan, Province of China - 0.38%
Mediatek, Inc.	455,000	3,441,392
Turkey - 4.63%
Akbank	4,340,472	9,952,812
Selcuk Ecza Deposu Ticaret ve Sanayi AS	499,956	407,857
Turkiye Garanti Bankasi AS	4,263,531	10,386,680
Turkiye Vakiflar Bankasi Tao	16,283,123	21,339,601
		42,086,950
United Kingdom - 2.34%
APR Energy Plc (a)	1,103,391	2,830,334
ITE Group Plc	5,541,410	12,886,905
Standard Chartered Plc	674,213	5,594,081
		21,311,320
TOTAL COMMON STOCKS (Cost $1,062,990,431)		$750,058,918

PREFERRED STOCKS - 11.40%
Brazil - 6.49%
Banco Bradesco SA	1,510,236	$7,307,602
Companhia Brasileira de Distribuicao	1,457,600	15,347,857
Companhia Brasileira de Distribuicao - ADR	709,810	7,467,201
Companhia Paranaense de Energia - ADR	1,325,010	7,777,809
Petroleo Brasileiro Sponsored - ADR (a)	3,587,621	12,197,911
Telefonica Brasil SA Sponsored - ADR	987,576	8,917,811
		59,016,191
Russia - 2.24%
Surgutneftegas OJSC - ADR	2,304,816	13,713,655
Surgutneftegaz OJSC	11,019,015	6,669,711
		20,383,366

South Korea - 2.67%
Hyundai Motor Co.		277,826	24,292,552
TOTAL PREFERRED STOCKS (Cost $190,819,450)			$103,692,109

REAL ESTATE INVESTMENT TRUSTS - 5.52%
Mexico - 3.28%
Macquarie Mexico Real Estate Management SA de CV		15,846,337	$20,218,803
PLA Administradora S. de R.L. de CV		5,938,934	9,586,651
			29,805,454
Thailand - 0.74%
Jasmine Broadband		26,539,200	6,748,192
Turkey - 1.50%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.G.		15,354,136	13,668,803
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $59,265,068)			$50,222,449

		Principal
		Amount	Value
CONVERTIBLE BONDS - 0.01%
Brazil - 0.01%
Viver Incorporadora e Construtora SA 2.00%, 8/6/2016 (Acquired 9/30/13, Cost $1,488,955) (b)(c)		$3,299,971	$100,094
TOTAL CONVERTIBLE BONDS (Cost $1,488,955)			$100,094

		Contracts	Value
RIGHTS - 0.00%
Brazil - 0.00%
Banco Bradesco SA
Expiration Date: February 2016, Exercise Price: $19.20 (a)(b)		13,134	$4,316
Expiration Date: February 2016, Exercise Price: $17.21 (a)(b)		49,471	25,884
TOTAL RIGHTS (Cost $100,913)			$30,200

Total Investments (Cost $1,314,664,817) - 99.39%			$904,103,770
Other Assets in Excess of Liabilities - 0.61%			5,550,228
TOTAL NET ASSETS - 100.00%			$909,653,998

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)		The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.
These securities represent $328,848 or 0.04% of the Fund's net assets and, with the exception of Urbi Desarrollos Urbanos SA de CV are classified as Level 2 securities. Urbi Desarrollos SA de CV is considered a Level 3 security. See Note 2 in the Notes to Schedule of Investments.
(c)		Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act")
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $100,094 which represents
0.01% of the Fund's total net assets.
(d)		This security has limited liquidity and represents $198,554 or 0.02% of the Fund's net assets is classified as a Level 3 security.
See Note 2 of the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
December 31, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.27%
Airlines	2.53%
Auto Components	2.90%
Automobiles	4.69%
Banks	17.48%
Chemicals	3.09%
Commercial Services & Supplies	0.31%
Construction Materials	1.94%
Diversified Consumer Services	2.26%
Diversified Financial Services	1.71%
Diversified Telecommunication Services	4.31%
Electric Utilities	5.94%
Food Products	2.93%
Health Care Providers & Services	0.04%
Hotels, Restaurants & Leisure	2.34%
Household Durables	0.03%
Machinery	0.19%
Media	1.42%
Metals & Mining	4.33%
Multiline Retail	2.21%
Oil, Gas & Consumable Fuels	3.97%
Road & Rail	1.54%
Semiconductors & Semiconductor Equipment	0.38%
Specialty Retail	2.88%
Technology Hardware, Storage & Peripherals	1.61%
Textiles, Apparel & Luxury Goods	3.22%
Water Utilities	2.97%
Wireless Telecommunication Services	2.97%
TOTAL COMMON STOCKS	82.46%
PREFERRED STOCKS
Automobiles	2.67%
Banks	0.80%
Diversified Telecommunication Services	0.98%
Electric Utilities	0.86%
Food & Staples Retailing	2.51%
Oil, Gas & Consumable Fuels	3.58%
TOTAL PREFERRED STOCKS	11.40%
REAL ESTATE INVESTMENT TRUSTS	5.52%
CONVERTIBLE BONDS
Household Durables	0.01%
TOTAL CONVERTIBLE BONDS	0.01%
TOTAL INVESTMENTS	99.39%
Other Assets in Excess of Liabilities	0.61%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.90%
Belgium - 2.91%
D'Ieteren SA	819,737	$30,614,118
Brazil - 5.21%
Companhia de Saneamento Basico	2,779,200	13,236,058
Companhia Paranaense de Energia	1,203,720	4,848,684
Embraer SA	3,295,300	25,041,766
Marfrig Global Foods SA (a)	7,315,424	11,698,874
Viver Incorporadora e Construtora SA (a)	1,815,154	13,764
		54,839,146
Canada - 5.89%
Dorel Industries, Inc. (a)	1,327,648	30,060,860
E-L Financial Corp. Ltd. (a)	12,114	6,242,164
Norbord, Inc.	1,319,246	25,694,644
		61,997,668
China - 0.89%
China Yuchai International Ltd.	73,912	795,293
Weiqiao Textile Co.	18,429,000	8,597,073
		9,392,366
France - 1.18%
Savencia SA	191,944	12,459,453
Germany - 0.79%
Draegerwerk AG & Co. KGaA	126,481	8,290,810
Greece - 0.80%
Sarantis SA	1,005,596	8,436,703
Hong Kong - 1.87%
APT Satellite Holdings Ltd.	13,109,750	10,527,420
Dickson Concepts International Ltd.	10,889,500	4,046,653
Emperor Watch & Jewellery Ltd.	208,180,000	5,156,169
		19,730,242
Hungary - 2.04%
Magyar Telekom Telecommunications Plc (a)	15,336,018	21,455,614
India - 4.91%
Nava Bharat Ventures Ltd.	170,370	422,730
NIIT Technologies Ltd.	1,971,461	17,200,442
Reliance Infrastructure Ltd.	4,164,040	34,082,623
		51,705,795
Ireland - 3.01%
C&C Group Plc	7,855,525	31,640,162
Israel - 1.80%
Israel Discount Bank Ltd. - Class A (a)	6,700,540	12,151,391
Syneron Medical Ltd. (a)	876,471	6,757,591
		18,908,982
Italy - 5.30%
Buzzi Unicem SpA	853,740	9,429,465
Italcementi Fabbriche Riunite Cemento SpA	1,411,904	15,727,546
Italmobiliare SpA	155,200	7,100,775
Italmobiliare SpA RNC	678,454	21,952,280
Natuzzi SpA - ADR (a)	959,777	1,545,241
		55,755,307
Japan - 20.91%
Bank of Nagoya, Ltd.	2,138,000	7,827,053
Denki Kogyo Co. Ltd.	2,086,000	9,306,844
Fuji Machine Manufacturing Co. Ltd.	635,600	6,681,677
Fukushima Industries Corp.	148,200	3,501,883
Funai Electric Co.	819,800	6,876,554
Futaba Corp.	799,400	10,736,332
Hibiya Engineering Ltd.	445,700	6,108,621
Hitachi Koki Co. Ltd.	1,304,700	9,333,385
Hosiden Corp.	2,200,050	12,375,048
Hyakugo Bank Ltd.	2,498,000	12,142,592

Kato Sangyo Co.	798,500	18,473,922
Komori Corp.	1,305,200	15,271,185
Noritsu Koki Co. Ltd.	1,660,900	8,309,037
Nuflare Technology, Inc.	311,700	14,255,233
Sanki Engineering Co. Ltd.	1,653,700	14,242,566
Sintokogio Ltd.	616,500	4,987,398
Tachi-s Co. Ltd.	1,272,700	20,265,232
The Okinawa Electric Power Company, Inc.	327,200	8,491,089
Torii Pharmaceutical Co. Ltd.	410,800	9,421,596
TSI Holdings Co. Ltd.	1,104,700	7,544,592
Tsutsumi Jewelry Co. Ltd.	283,700	5,841,336
Yodogawa Steel Works Ltd.	402,400	8,069,677
		220,062,852
Mexico - 1.44%
Consorcio ARA SAB de CV	43,348,757	15,091,389
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	6,089,400	88,332
		15,179,721
Philippines - 0.54%
First Philippine Holdings Corp.	4,104,240	5,673,803
Russia - 0.67%
Sistema JSFC - GDR	1,189,590	7,018,581
South Korea - 2.87%
Lotte Confectionery Co. Ltd.	6,204	12,058,263
Samchully Co. Ltd. (f)	208,685	18,188,140
		30,246,403
Spain - 0.74%
Hispania Activos Inmobiliarios SA (a)	547,410	7,784,886
Switzerland - 1.33%
Micronas Semiconductor Holding AG (f)	1,895,559	13,966,878
Turkey - 0.60%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	7,724,677	6,301,675
United Kingdom - 16.20%
APR Energy Plc (a)	3,975,191	10,196,854
Balfour Beatty Plc (a)	4,893,560	19,491,047
Clarkson Plc	304,467	10,103,566
De La Rue Plc	3,197,938	20,852,043
Debenhams Plc	18,867,305	20,342,216
ITE Group Plc	4,557,516	10,598,796
LSL Property Services Plc	2,351,350	9,879,185
McBride Plc (a)	8,394,230	20,480,372
Premier Foods Plc (a)	11,962,492	6,921,820
Spirent Communications Plc	15,275,689	16,101,481
WM. Morrison Supermarkets Plc	11,693,186	25,478,193
		170,445,573
TOTAL COMMON STOCKS (Cost $889,451,656)		$861,906,738

PREFERRED STOCKS - 0.95%
Brazil - 0.95%
Companhia Paranaense de Energia	1,630,500	$9,959,285
TOTAL PREFERRED STOCKS (Cost $15,118,182)		$9,959,285

REAL ESTATE INVESTMENT TRUSTS - 3.04%
Greece - 1.29%
Grivalia Properties Real Estate Investment Co. SA	1,695,635	$13,581,001
Mexico - 0.61%
Macquarie Mexico Real Estate Management SA de CV	4,986,650	6,362,612
Spain - 1.14%
Merlin Properties Socimi SA	959,128	12,015,266
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $32,124,003)		$31,958,879

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.00%
Brazil - 0.00%
Viver Incorporadora e Construtora SA
2.000%, 8/6/2016 (b)(c)	$1,136,056	$34,459
TOTAL CONVERTIBLE BONDS (Cost $512,591)		$34,459

CORPORATE NOTES & BONDS - 0.20%
Mexico - 0.20%
Desarrolladora Homex SA De CV
7.500%, 9/28/2015 (a)(d)(e)	$17,981,000	$269,715
Desarrolladora Homex SA De CV Promissory Note
4.000%, 10/23/2022 (b)(c)(e)	149,312	1,672,178
Urbi Desarrollos Urbanos SA de CV
8.500%, 4/19/2016 (a)(d)(e)	8,014,000	160,280
TOTAL CORPORATE NOTES & BONDS (Cost $4,502,302)		$2,102,173

REPURCHASE AGREEMENTS - 13.73%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/15), due 01/04/16, 0.01%
[Collateralized by $132,215,000 Fannie Mae Note, 2.17%, 11/07/22
(Market Value $129,897,932)] (proceeds $127,351,053).	$127,350,914	$127,350,914
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/15), due 01/04/16, 0.01%
[Collateralized by $105,375,000 Fannie Mae Bond, 3.50%, 11/25/38
(Market Value $17,467,803)] (proceeds $17,120,938).	17,120,916	17,120,916
TOTAL REPURCHASE AGREEMENTS (Cost $144,471,830)		$144,471,830

Total Investments (Cost $1,086,180,564) - 99.82%		$1,050,433,364
Other Assets in Excess of Liabilities - 0.18%		1,894,950
TOTAL NET ASSETS - 100.00%		$1,052,328,314

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $1,794,969 or 0.17% of the Fund's net assets and, with the exception of Viver Incorporadora e Construtora SA convertible bond ("Viver"), are classified as Level 3 securities. Viver is considered a Level 2 security. See Note 2 in the Notes to Schedule of Investments.

(c)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $1,706,637 which represents 0.16% of the Fund's total net assets.

(d)	In default.
(e)
These securities have limited liquidity and represent $2,190,505 or 0.21% of the Fund's net assets and, with the exception of Urbi Desarrollos Urbanos SA de CV and Desarrolladora Homex SA De CV promissory note, are classified as Level 2 securities. Urbi Desarrollos Urbanos SA de CV and Desarrolladora Homex SA De CV promissory note are classified as Level 3 securities. See Note 2 in the Notes to Schedule of Investments.

(f)	Affiliated issuer. See Note 4 in the Notes to Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
December 31, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.38%
Apparel, Accessories & Luxury Goods	0.56%
Auto Components	1.93%
Banks	3.05%
Beverages	3.01%
Commercial Services & Supplies	2.95%
Communications Equipment	2.41%
Construction & Engineering	3.79%
Construction Materials	5.15%
Distributors	2.91%
Diversified Telecommunication Services	3.04%
Electric Utilities	5.05%
Electrical Equipment	1.02%
Electronic Equipment, Instruments & Components	1.18%
Food & Staples Retailing	4.18%
Food Products	4.10%
Gas Utilities	1.73%
Health Care Equipment & Supplies	1.43%
Health Care Providers & Services	0.60%
Household Durables	5.10%
Household Products	1.95%
Industrial Conglomerates	0.04%
Insurance	0.59%
Machinery	3.86%
Marine	0.96%
Media	1.01%
Metals & Mining	0.77%
Multiline Retail	1.93%
Paper & Forest Products	2.44%
Personal Products	0.80%
Pharmaceuticals	0.90%
Real Estate Management & Development	1.68%
Semiconductors & Semiconductor Equipment	2.68%
Software	1.63%
Specialty Retail	0.87%
Technology Hardware, Storage & Peripherals	0.79%
Textiles, Apparel & Luxury Goods	1.52%
Water Utilities	1.25%
Wireless Telecommunication Services	0.66%
TOTAL COMMON STOCKS	81.90%
PREFERRED STOCKS
Electric Utilities	0.95%
TOTAL PREFERRED STOCKS	0.95%
REAL ESTATE INVESTMENT TRUSTS	3.04%
CORPORATE NOTES & BONDS
Household Durables	0.20%
TOTAL CORPORATE NOTES & BONDS	0.20%
REPURCHASE AGREEMENTS	13.73%
TOTAL INVESTMENTS	99.82%
Other Assets in Excess of Liabilities	0.18%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 1.38%
Federal National Mortgage Association - 0.95%
Pool MA0918, 4.000%, 12/1/2041	$499,811	$530,188
Pool 934124, 5.500%, 7/1/2038	80,668	90,019
Pool 254631, 5.000%, 2/1/2018	74,795	77,640
Pool 634757, 5.500%, 3/1/2017	1,032	1,049
		698,896
Federal Home Loan Mortgage Corporation - 0.43%
Pool G0-6018, 6.500%, 4/1/2039	50,865	57,928
Pool A9-3505, 4.500%, 8/1/2040	242,450	261,525
		319,453
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $964,657)		$1,018,349

OTHER MORTGAGE RELATED SECURITIES - 0.26%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.001%, 10/25/2036 (c)	$2,952	$2,854
Near Prime Mortgage - 0.26%
Bear Stearns Alt-A Trust
Series 2004-11, 0.874%, 11/25/2034	194,251	190,142
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $179,640)		$192,996

US GOVERNMENTS - 62.11%
Sovereign - 62.11%
United States Treasury Bond
4.750%, 2/15/2037	$475,000	$629,598
United States Treasury Notes
3.375%, 11/15/2019	16,830,000	17,971,276
2.000%, 11/15/2021	17,071,000	17,121,018
2.000%, 2/15/2023	8,765,000	8,713,988
2.375%, 8/15/2024	1,450,000	1,465,124
		45,271,406
TOTAL US GOVERNMENTS (Cost $45,709,832)		$45,901,004

	Shares	Value
PREFERRED STOCKS - 1.61%
Consumer Finance - 0.27%
Ally Financial, Inc., 8.500%	7,800	$200,928
Technology Hardware - 1.34%
Pitney Bowes International Holdings, Inc., 6.125% (Acquired 10/24/12 through 02/10/15, Cost $999,581) (a)(c)	960	991,200
TOTAL PREFERRED STOCKS (Cost $1,193,351)		$1,192,128

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.60%
Equipment - 0.05%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	$31,615	$34,913
Student Loan - 1.55%
SLM Private Credit Student Loan Trust
Series 2004-B, 0.942%, 9/15/2033	300,000	250,469
Series 2005-A, 0.822%, 12/15/2038	400,000	340,428
Series 2006-A, 0.802%, 6/15/2039	275,000	248,507
Series 2007-A, 0.752%, 12/15/2041	350,000	307,527
		1,146,931
TOTAL ASSET BACKED SECURITIES (Cost $1,167,102)		$1,181,844

CONVERTIBLE BONDS - 0.77%

Metals & Mining - 0.77%
Royal Gold, Inc.
2.875%, 6/15/2019	$625,000	$567,188
TOTAL CONVERTIBLE BONDS (Cost $623,139)		$567,188

CORPORATE BONDS - 30.49%
Banks - 1.62%
Citigroup, Inc.
6.125%, 11/21/2017	$885,000	$953,320
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	243,676
		1,196,996
Banks & Thrifts - 3.65%
JP Morgan Chase & Co.
7.900%, 4/29/2049	1,585,000	1,613,530
The Goldman Sachs Group, Inc.
7.500%, 2/15/2019	445,000	509,196
USB Capital IX
6.189%, Perpetual	750,000	577,500
		2,700,226
Building Materials - 2.71%
Masco Corp.
6.125%, 10/3/2016	1,105,000	1,138,128
Mohawk Industries, Inc.
6.125%, 1/15/2016	628,000	628,664
USG Corp.
6.300%, 11/15/2016	230,000	237,613
		2,004,405
Building Products - 0.01%
Owens Corning
6.500%, 12/1/2016	5,000	5,145
Commercial Services & Supplies - 0.96%
The ADT Corp.
3.500%, 7/15/2022	640,000	572,800
4.125%, 6/15/2023	150,000	140,250
		713,050
Diversified Financial Services - 1.05%
Bank of America Corp.
3.750%, 7/12/2016	395,000	399,953
Voya Financial, Inc.
5.500%, 7/15/2022	335,000	374,860
		774,813
Electric Utilities - 4.55%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	403,753
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	211,140
Series 104, 5.950%, 8/15/2016	50,000	51,372
DPL, Inc.
7.250%, 10/15/2021	455,000	432,250
FirstEnergy Corp.
7.375%, 11/15/2031	1,165,000	1,418,950
Israel Electric Corporation Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 through 09/04/13, Cost $437,546) (a)	420,000	465,491
Oncor Electric Delivery Co. LLC
7.000%, 9/1/2022	315,000	378,236
		3,361,192
Energy - 0.27%
Valero Energy Corp.
9.375%, 3/15/2019	170,000	200,843

Food & Staples Retailing - 0.88%
Tesco Plc
5.500%, 11/15/2017 (Aquired 03/12/15 through 12/11/15, Cost $651,304) (a)	620,000	647,141
Food, Beverage & Tobacco - 0.37%
Tyson Foods, Inc.
6.600%, 4/1/2016	270,000	273,573
Forest Products & Paper - 1.36%
Sappi Papier Holding GmbH
6.625%, 4/15/2021 (Acquired 05/08/14 through 10/19/15, Cost $1,019,735) (a)	995,000	1,004,950
Health Care Providers & Services - 0.65%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	165,000	166,067
Tenet Healthcare Corp.
8.000%, 8/1/2020	315,000	315,787
		481,854
Homebuilders - 0.18%
Centex Corp.
6.500%, 5/1/2016	130,000	131,300
Urbi Desarrollos Urbanos SA
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15), Cost $292,050) (a)(b)(c)(d)	1,640,000	1,640
		132,940
Independent Power and Renewable Electricity Producers - 0.32%
PPL Energy Supply, LLC
6.500%, 5/1/2018	255,000	235,875
Insurance - 2.19%
American International Group, Inc.
6.400%, 12/15/2020	800,000	922,908
CNA Financial Corp.
7.350%, 11/15/2019	160,000	184,212
5.875%, 8/15/2020	135,000	149,619
Genworth Financial, Inc.
7.700%, 6/15/2020	385,000	361,900
		1,618,639
Media - 0.40%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	280,000	296,875
Metals & Mining - 1.88%
ArcelorMittal SA
6.250%, 3/1/2021	435,000	350,127
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	1,205,000	1,036,300
		1,386,427
Oil, Gas & Consumable Fuels - 4.66%
Anadarko Petroleum Corp.
5.950%, 9/15/2016	435,000	446,987
BP Capital Markets Plc
3.506%, 3/17/2025	385,000	372,834
Chesapeake Energy Corp.
6.625%, 8/15/2020	1,380,000	400,200
6.125%, 2/15/2021	925,000	260,850
Cloud Peak Energy, Inc.
6.375%, 3/15/2024	545,000	160,775
Exxon Mobil Corp.
2.397%, 3/6/2022	480,000	472,617
Kinder Morgan, Inc.
7.000%, 6/15/2017	195,000	200,875
4.300%, 6/1/2025	904,000	781,062
Range Resources Corp.
5.000%, 3/15/2023	470,000	350,150
		3,446,350
Pharmaceutical - 1.27%
Valeant Pharmaceuticals International
6.750%, 8/15/2018 (Acquired 09/03/13 through 11/05/15, Cost $931,266) (a)	945,000	936,495
Retail - 0.44%
Marks & Spencer Plc
7.125%, 12/1/2037 (Acquired 10/20/10 through 01/04/12, Cost $291,070) (a)	285,000	323,332

Telecommunications - 0.33%
Telecom Italia Capital SA
6.999%, 6/4/2018	85,000	91,800
Telefonica Emisiones SAU
5.462%, 2/16/2021	135,000	150,878
		242,678
Wireless Telecommunication Services - 0.74%
Sprint Nextel Corp.
9.000%, 11/15/2018 (Acquired 11/24/15, Cost $564,573) (a)	525,000	552,563
TOTAL CORPORATE BONDS (Cost $24,157,602)		$22,536,362

REPURCHASE AGREEMENTS - 1.69%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/15), due 01/04/16, 0.01%
[Collateralized by $1,185,000 US Treasury Note, 3.50%, 05/15/20,
(Market Value $1,278,319)] (proceeds $1,249,150)	$1,249,149	$1,249,149
TOTAL REPURCHASE AGREEMENTS (Cost $1,249,149)		$1,249,149

Total Investments (Cost $75,244,472) - 99.91%		$73,839,020
Other Assets in Excess of Liabilities - 0.09%		65,128
TOTAL NET ASSETS - 100.00%		$73,904,148

Percentages are stated as a percent of net assets.

(a)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $4,922,812 which represents 6.66% of total net assets

(b) In default.
(c)	These securities have limited liquidity and represent $995,694 or 1.35% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the
Notes to Schedule of Investments.
(d)	Non-income producing security.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Principal
	Amount	Value
US GOVERNMENTS - 35.84%
Sovereign - 35.84%
United States Treasury Note
4.500%, 2/15/2016	$1,220,000	$1,225,758
3.375%, 11/15/2019	4,535,000	4,842,528
2.000%, 11/15/2021	1,990,000	1,995,831
2.000%, 2/15/2023	1,850,000	1,839,233
2.375%, 8/15/2024	275,000	277,868
TOTAL US GOVERNMENTS (Cost $10,147,967)		$10,181,218

	Shares	Value
PREFERRED STOCKS - 3.27%
Consumer Finance - 1.07%
Ally Financial, Inc., 8.500%	11,800	$303,968
Technology Hardware - 2.20%
Pitney Bowes International Holdings, Inc., 6.125% (Acquired 10/24/12 through 02/10/15, Cost $617,719) (a)(c)	605	624,662
TOTAL PREFERRED STOCKS (Cost $915,709)		$928,630

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.24%
Equipment - 0.31%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	$79,038	$87,282
Student Loan - 0.93%
SLM Private Credit Student Loan Trust
Series 2007-A, 0.752%, 12/15/2041	300,000	263,594
TOTAL ASSET BACKED SECURITIES (Cost $305,596)		$350,876

CONVERTIBLE BONDS - 1.17%
Metals & Mining - 1.17%
Royal Gold, Inc.
2.875%, 6/15/2019	$365,000	$331,238
TOTAL CONVERTIBLE BONDS (Cost $364,917)		$331,238

CORPORATE BONDS - 55.54%
Banks - 2.21%
Citigroup, Inc.
6.125%, 11/21/2017	$500,000	$538,599
Fifth Third Bancorp
8.250%, 3/1/2038	65,000	90,508
		629,107
Banks & Thrifts - 6.32%
JP Morgan Chase & Co.
7.900%, Perpetual	1,140,000	1,160,520
The Goldman Sachs Group, Inc.
7.500%, 2/15/2019	320,000	366,164
USB Capital IX
3.500%, Perpetual	350,000	269,500
		1,796,184
Building Materials - 4.54%
Masco Corp.
6.125%, 10/3/2016	720,000	741,586
Mohawk Industries, Inc.
6.125%, 1/15/2016	398,000	398,421
Owens Corning
6.500%, 12/1/2016	6,000	6,173
USG Corp.
6.300%, 11/15/2016	140,000	144,634
		1,290,814

Commercial Services & Supplies - 1.40%
The ADT Corp.
3.500%, 7/15/2022	445,000	398,275
Computers & Peripherals - 2.57%
Apple, Inc.
2.400%, 5/3/2023	750,000	730,775
Diversified Financial Services - 3.14%
Bank of America Corp.
3.750%, 7/12/2016	490,000	496,144
Voya Financial, Inc.
5.500%, 7/15/2022	355,000	397,240
		893,384
Electric Utilities - 7.51%
Arizona Public Service Co.
8.750%, 3/1/2019	435,000	516,566
Commonwealth Edison Co.
Series 104, 5.950%, 8/15/2016	110,000	113,018
DPL, Inc.
7.250%, 10/15/2021	355,000	337,250
FirstEnergy Corp.
7.375%, 11/15/2031	380,000	462,834
Israel Electric Corporation Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 & 09/04/13, Cost $525,988) (a)	505,000	559,698
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	120,000	144,090
		2,133,456
Energy - 0.85%
Valero Energy Corp.
9.375%, 3/15/2019	205,000	242,193
Food & Staples Retailing - 1.25%
Tesco Plc
5.500%, 11/15/2017 (Acquired 03/12/15 & 12/11/15, Cost $357,404) (a)	340,000	354,884
Food, Beverage & Tobacco - 0.71%
Tyson Foods, Inc.
6.600%, 4/1/2016	200,000	202,646
Forest Products & Paper - 2.01%
Sappi Papier Holding GmbH
6.625%, 4/15/2021 (Acquired 05/08/14 through 10/19/15, Cost $580,884) (a)	565,000	570,650
Health Care Providers & Services - 1.57%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	240,000	241,552
Tenet Healthcare Corp.
8.000%, 8/1/2020	205,000	205,512
		447,064
Homebuilders - 0.56%
Centex Corp.
6.500%, 5/1/2016	155,000	156,550
Urbi Desarrollos Urbanos SA
9.500%, 1/21/2020 (Acquired 04/17/13 through 02/17/15, Cost $259,625) (a)(b)(c)(d)	1,225,000	1,225
		157,775
Independent Power & Renewable Electricity Producers - 0.72%
PPL Energy Supply, LLC
6.500%, 5/1/2018	220,000	203,500
Insurance - 4.10%
American International Group, Inc.
6.400%, 12/15/2020	485,000	559,513
CNA Financial Corp.
7.350%, 11/15/2019	125,000	143,916
5.875%, 8/15/2020	235,000	260,448
Genworth Financial, Inc.
7.700%, 6/15/2020	215,000	202,100
		1,165,977

Media - 0.99%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	265,000	280,971
Metals & Mining - 3.02%
ArcelorMittal SA
6.250%, 3/1/2021	280,000	225,369
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	735,000	632,100
		857,469
Oil, Gas & Consumable Fuels - 8.26%
Anadarko Petroleum Corp.
5.950%, 9/15/2016	510,000	524,054
BP Capital Markets Plc
3.506%, 3/17/2025	265,000	256,626
Chesapeake Energy Corp.
6.625%, 8/15/2020	895,000	259,550
6.125%, 2/15/2021	375,000	105,750
Cloud Peak Energy, Inc.
6.375%, 3/15/2024	375,000	110,625
Exxon Mobil Corp.
2.397%, 3/6/2022	285,000	280,617
Kinder Morgan, Inc.
7.000%, 6/15/2017	270,000	278,134
4.300%, 6/1/2025	353,000	304,994
Range Resources Corp.
5.000%, 3/15/2023	305,000	227,225
		2,347,575
Pharmaceutical - 1.88%
Valeant Pharmaceuticals International
6.750%, 8/15/2018 (Acquired 09/03/13 through 11/05/15, Cost $534,156) (a)	540,000	535,140
Telecommunications - 0.85%
Telecom Italia Capital SA
6.999%, 6/4/2018	140,000	151,200
Telefonica Emisiones SAU
5.462%, 2/16/2021	80,000	89,409
		240,609
Wireless Telecommunication Services - 1.08%
Sprint Nextel Corp.
9.000%, 11/15/2018 (Acquired 11/24/15, Cost $311,859) (a)	290,000	305,225
TOTAL CORPORATE BONDS (Cost $17,195,156)		$15,783,673

REPURCHASE AGREEMENTS - 1.75%
State Street Bank and Trust Repurchase Agreement, Dated (12/31/15), due 01/04/16, 0.01%
[Collateralized by $5,745,000 Fannie Mae Bond, 4.00%, 12/25/38,
(Market Value $506,417)] (proceeds $496,104)	$496,103	$496,103
TOTAL REPURCHASE AGREEMENTS (Cost $496,103)		$496,103

Total Investments (Cost $29,425,448) - 98.81%		$28,071,738
Other Assets in Excess of Liabilities - 1.19%		337,397
TOTAL NET ASSETS - 100.00%		$28,409,135

Percentages are stated as a percent of net assets.

(a)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,951,484 which represents 10.39% of total net assets.

(b)	In default.
(c)	These securities have limited liquidity and represent $625,887 or 2.20% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.
(d)	Non-income producing security.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2015 (Unaudited)
	Principal
	Amount	Value
OTHER MORTGAGE RELATED SECURITIES - 0.01%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.044%, 10/25/2036 (c)	$10,267	$9,928
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $10,273)		$9,928

US GOVERNMENTS - 21.64%
Sovereign - 21.64%
United States Treasury Bond
4.750%, 2/15/2037	$1,535,000	$2,034,595
United States Treasury Note
2.000%, 2/15/2023	16,775,000	16,677,369
2.375%, 8/15/2024	13,250,000	13,388,198
		30,065,567
TOTAL US GOVERNMENTS (Cost $31,401,644)		$32,100,162

	Shares	Value
PREFERRED STOCKS - 5.65%
Consumer Finance - 2.19%
Ally Financial, Inc., 8.500%	126,200	$3,250,912
Technology Hardware - 3.46%
Pitney Bowes International Holdings, Inc., 6.125% (Acquired 10/24/12 through 02/10/15, Cost $5,074,793) (a)(c)	4,969	5,130,492
TOTAL PREFERRED STOCKS (Cost $8,046,802)		$8,381,404

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.25%
Student Loan - 3.25%
SLM Private Credit Student Loan Trust
Series 2004-B, 0.942%, 9/15/2033	$1,500,000	$1,252,346
Series 2005-A, 0.822%, 12/15/2038	1,865,000	1,587,249
Series 2006-A, 0.802%, 6/15/2039	2,200,000	1,988,054
TOTAL ASSET BACKED SECURITIES (Cost $4,872,993)		$4,827,649

CONVERTIBLE BONDS - 1.77%
Metals & Mining - 1.77%
Royal Gold, Inc.
2.875%, 6/15/2019	$2,890,000	$2,622,675
TOTAL CONVERTIBLE BONDS (Cost $2,890,205)		$2,622,675

CORPORATE BONDS - 65.03%
Banks & Thrifts - 7.17%
JP Morgan Chase & Co.
7.900%, Perpetual	$6,305,000	$6,418,490
The Goldman Sachs Group, Inc.
7.500%, 2/15/2019	1,500,000	1,716,391
USB Capital IX
6.189%, Perpetual	3,250,000	2,502,500
		10,637,381
Building Materials - 7.51%
Masco Corp.
6.125%, 10/3/2016	5,005,000	5,155,050
Mohawk Industries, Inc.
6.125%, 1/15/2016	3,061,000	3,064,238
Owens Corning
6.500%, 12/1/2016	44,000	45,273

USG Corp.
6.300%, 11/15/2016	2,790,000	2,882,349
		11,146,910
Commercial Services & Supplies - 2.03%
The ADT Corp.
3.500%, 7/15/2022	3,370,000	3,016,150
Diversified Financial Services - 1.67%
Voya Financial, Inc.
5.500%, 7/15/2022	2,220,000	2,484,149
Electric Utilities - 7.03%
DPL, Inc.
7.250%, 10/15/2021	2,100,000	1,995,000
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,811,033
Israel Electric Corporation Ltd.
7.250%, 1/15/2019 (Acquired 11/26/12 & 9/4/13, Cost $3,409,038) (a)	3,275,000	3,629,722
		10,435,755
Energy - 1.07%
Valero Energy Corp.
9.375%, 3/15/2019	1,340,000	1,583,116
Food & Staples Retailing - 1.81%
Tesco Plc
5.500%, 11/15/2017 (Acquired 3/12/15 & 12/11/15, Cost $2,701,874) (a)	2,570,000	2,682,504
Food, Beverage & Tobacco - 3.15%
Tyson Foods, Inc.
6.600%, 4/1/2016	4,615,000	4,676,061
Forest Products & Paper - 3.02%
Sappi Papier Holding GmbH
6.625%, 4/15/2021 (Acquired 5/8/14 through 10/19/15, Cost $4,556,683) (a)	4,435,000	4,479,350
Health Care Providers & Services - 1.93%
Laboratory Corp. of America Holdings
3.750%, 8/23/2022	1,250,000	1,258,081
Tenet Healthcare Corp.
8.000%, 8/1/2020	1,605,000	1,609,013
		2,867,094
Homebuilders - 1.84%
Centex Corp.
6.500%, 5/1/2016	2,695,000	2,721,950
Urbi Desarrollos Urbanos SA
9.500%, 1/21/2020 (Acquired 4/17/13 through 2/17/15, Cost $1,887,388) (a)(b)(c)(d)	9,235,000	9,235
		2,731,185
Insurance - 5.50%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,212,873
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,957,256
5.875%, 8/15/2020	1,250,000	1,385,359
Genworth Financial, Inc.
7.700%, 6/15/2020	1,700,000	1,598,000
		8,153,488
Media - 1.09%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	1,525,000	1,616,910
Metals & Mining - 4.54%
ArcelorMittal SA
6.250%, 3/1/2021	2,220,000	1,786,856
Thompson Creek Metals Co., Inc.
9.750%, 12/1/2017	5,760,000	4,953,600
		6,740,456

Oil, Gas & Consumable Fuels - 7.27%
BP Capital Markets Plc
3.506%, 3/17/2025	2,110,000	2,043,322
Chesapeake Energy Corp.
6.625%, 8/15/2020	7,100,000	2,059,000
6.125%, 2/15/2021	2,555,000	720,510
Cloud Peak Energy, Inc.
6.375%, 3/15/2024	2,902,000	856,090
Kinder Morgan, Inc.
7.000%, 6/15/2017	1,610,000	1,658,501
4.300%, 6/1/2025	1,921,000	1,659,758
Range Resources Corp.
5.000%, 3/15/2023	2,400,000	1,788,000
		10,785,181
Pharmaceutical - 2.83%
Valeant Pharmaceuticals International
6.750%, 8/15/2018 (Acquired 9/3/13 through 11/5/15, Cost $4,185,375) (a)	4,235,000	4,196,885
Retail - 2.28%
Marks & Spencer Plc
7.125%, 12/1/2037 (Acquired 10/20/10 & 1/4/12, Cost 3,065,415) (a)	2,975,000	3,375,135
Telecommunications - 1.66%
Telecom Italia Capital SA
6.999%, 6/4/2018	840,000	907,200
Telefonica Emisiones SAU
5.462%, 2/16/2021	1,390,000	1,553,483
		2,460,683
Wireless Telecommunication Services - 1.63%
Sprint Nextel Corp.
9.000%, 11/15/2018 (Acquired 11/24/15, Cost $2,462,613) (a)	2,290,000	2,410,225
TOTAL CORPORATE BONDS (Cost $103,112,586)		$96,478,618

REPURCHASE AGREEMENTS - 1.22%
State Street Bank and Trust Repurchase Agreement, Dated (12/31/15), due 01/04/16, 0.01%
[Collateralized by $1,715,000 US Treasury Note, 3.50%, 5/15/20,
(Market Value $1,850,056)] (proceeds $1,811,006)	$1,811,004	$1,811,004
TOTAL REPURCHASE AGREEMENTS (Cost $1,811,004)		$1,811,004

Total Investments (Cost $152,145,507) - 98.57%		$146,231,440
Other Assets in Excess of Liabilities - 1.43%		2,124,667
TOTAL NET ASSETS - 100.00%		$148,356,107

Percentages are stated as a percent of net assets.

(a)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $25,913,548 which represents 17.47% of total net assets

(b)	In default.
(c)	These securities have limited liquidity and represent $5,149,655 or 3.47% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the
Notes to Schedule of Investments.
(d)	Non-income producing security.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2015 (Unaudited)
1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2015 for the Brandes International Equity Fund ("International Equity Fund"), Brandes Global Equity Fund ("Global Equity Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"),  Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund	Core Plus Fixed Income Fund	Credit Focus Yield Fund	SMART Fund
Cost of Investments	$749,480,948	$50,180,404	$663,653	$8,376,349	$1,314,664,817	$1,086,180,564	$75,244,472	$29,425,448	$152,145,507
Gross unrealized appreciation	$24,332,500	$6,277,981	$33,348	$216,131	$28,661,446	$63,456,761	$970,472	$315,895	$5,888,134
Gross unrealized depreciation	(129,351,918)	(6,682,982)	(54,346)	(825,984)	(439,222,493)	(99,203,961)	(2,375,924)	(1,669,605)	(11,802,201)
Net unrealized appreciation/(depreciation)	$(105,019,418)	$(405,001)	$(20,998)	$(609,853)	$(410,561,047)	$(35,747,200)	$(1,405,452)	$(1,353,710)	$(5,914,067)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among brokered market makers.
 • Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2015, the International Fund, Global Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $517,117,531, $28,521,963, $360,318, $4,434,218, $530,254,129, $604,942,936, $0, $0 and $0 that represent 81.83%, 56.75%, 57.32%, 56.98%, 58.29%, 57.49%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of December 31, 2015 include conversion value, correlation to similar securities and financial statement analysis.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2015, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Equities
Consumer Discretionary	$ -	$ 81,391,848	$ -	$ 81,391,848
Consumer Staples	-	52,590,903	-	52,590,903
Energy	5,896,125	52,765,017	-	58,661,142
Financials	15,852,252	113,490,498	-	129,342,750
Health Care	-	80,107,086	-	80,107,086
Industrials	10,666,302	33,617,208	-	44,283,510
Information Technology	-	19,969,806	-	19,969,806
Materials	12,475,262	19,655,797		32,131,059
Telecommunication Services	3,903,632	30,210,937	-	34,114,569
Utilities	1,663,321	28,591,045	-	30,254,366
Total Equities	50,456,894	512,390,145	-	562,847,039
Preferred Stocks
Energy	8,996,807	7,824,270	-	16,821,077
Telecommunication Services	2,367,332	4,727,388	-	7,094,720
Total Preferred Stocks	11,364,139	12,551,658	-	23,915,797
Repurchase Agreement	-	57,698,694	-	57,698,694
Total Investments in Securities	$ 61,821,033	$ 582,640,497	$ -	$ 644,461,530

Global Equity Fund
Equities
Consumer Discretionary	$ -	$ 6,038,244	$ -	$ 6,038,244
Consumer Staples	768,385	4,250,328	-	5,018,713
Energy	1,474,808	2,782,880	-	4,257,688
Financials	6,732,498	4,404,083	-	11,136,581
Health Care	3,191,518	3,966,987	-	7,158,505
Industrials	820,763	1,689,019	-	2,509,782
Information Technology	3,750,329	2,196,814	-	5,947,143
Materials	-	771,047	-	771,047
Telecommunication Services	957,567	1,322,847	-	2,280,414
Utilities	794,278	1,099,714	-	1,893,992
Total Equities	18,490,146	28,521,963	-	47,012,109
Preferred Stocks	260,440	-	-	260,440
Repurchase Agreements	-	2,502,854	-	2,502,854
Total Investments in Securities	$ 18,750,586	$ 31,024,817	$ -	$ 49,775,403

Global Equity Income Fund
Equities
Consumer Discretionary	$ -	$ 38,699	$ -	$ 38,699
Consumer Staples	50,456	81,330	-	131,786
Energy	15,293	56,970	-	72,263
Financials	21,460	39,921	-	61,381
Health Care	66,440	51,264	-	117,704
Industrials	14,349	13,917	-	28,266
Information Technology	45,316	12,727	-	58,043
Materials	-	9,265	-	9,265
Telecommunication Services	-	14,448	-	14,448
Utilities	10,108	41,777	-	51,885
Total Equities	223,422	360,318	-	583,740
Preferred Stocks
Financials	54,300		-	54,300
Total Preferred Stocks	54,300	-	-	54,300
Repurchase Agreements	-	4,615	-	4,615
Total Investments in Securities	$ 277,722	$ 364,933	$ -	$ 642,655

Global Opportunities Value Fund
Equities
Consumer Discretionary	$ 312,290	$ 937,902	$ -	$ 1,250,192
Consumer Staples	141,994	448,339	-	590,333
Energy	188,606	355,835	-	544,441
Financials	518,547	1,022,756	-	1,541,303
Health Care	152,447	97,007	-	249,454
Industrials	470,774	353,865	-	824,639
Information Technology	200,230	118,391	-	318,621
Materials	79,863	207,796	-	287,659
Telecommunication Services	143,365	278,909	-	422,274
Utilities	-	523,710	-	523,710
Total Equities	2,208,116	4,344,510	-	6,552,626
Preferred Stocks
Energy	33,898	75,775	-	109,673
Financials	-	75,102	-	75,102
Materials	-	170,154	-	170,154
Total Preferred Stocks	33,898	321,031	-	354,929
Real Estate Investment Trusts	198,457	-	-	198,457
Corporate Bonds	-	48,140		48,140
Repurchase Agreements	-	612,344	-	612,344
Total Investments in Securities	$ 2,440,471	$ 5,326,025	$ -	$ 7,766,496

Emerging Markets Value Fund
Equities
Consumer Discretionary	$ 33,703,340	$ 165,715,790	$ 198,554	$ 199,617,684
Consumer Staples	8,561,534	18,127,529	-	26,689,063
Energy	36,105,509	-	-	36,105,509
Financials	34,243,460	140,290,914	-	174,534,374
Health Care	-	407,857	-	407,857
Industrials	62,219,748	-	-	62,219,748
Information Technology	-	18,120,764	-	18,120,764
Materials	54,778,151	30,378,029	-	85,156,180
Telecommunication Services	32,234,982	33,933,575	-	66,168,557
Utilities	18,376,326	62,662,856	-	81,039,182
Total Equities Preferred Stocks	280,223,050	469,637,314	198,554	750,058,918

Consumer Discretionary	-	24,292,552	-	24,292,552
Consumer Staples	7,467,201	15,347,857	-	22,815,058
Energy	25,911,566	6,669,711	-	32,581,277
Financials	-	7,307,602	-	7,307,602
Telecommunication Services	8,917,811	-	-	8,917,811
Utilities	7,777,809	-	-	7,777,809
Total Preferred Stocks	50,074,387	53,617,722	-	103,692,109
Real Estate Investment Trusts	29,805,454	20,416,995	-	50,222,449
Convertible Bonds	-	100,094	-	100,094
Rights	-	30,200	-	30,200
Total Investments in Securities	$ 360,102,891	$ 543,772,125	$ 198,554	$ 904,103,770

International Small Cap Equity Fund
Equities
Consumer Discretionary	$ 61,356,703	$ 113,546,327	$ 88,332	$ 174,991,362
Consumer Staples	60,356,611	87,291,150	-	147,647,761
Financials	9,879,185	46,148,086	-	56,027,271
Health Care	6,757,591	24,014,081	-	30,771,672
Industrials	21,518,445	136,247,903	-	157,766,348
Information Technology	30,068,359	53,137,567	-	83,205,926
Materials	48,522,965	39,451,422	-	87,974,387
Telecommunication Services	28,474,195	10,527,420	-	39,001,615
Utilities	5,673,803	78,846,593	-	84,520,396
Total Equities	272,607,857	589,210,549	88,332	861,906,738
Preferred Stocks
Utilities	-	9,959,285	-	9,959,285
Total Preferred Stocks	-	9,959,285	-	9,959,285
Real Estate Investment Trusts	19,943,613	12,015,266	-	31,958,879
Convertible Bonds	-	34,459	-	34,459
Corporate Notes & Bonds	-
Consumer Discretionary		429,995	1,672,178	2,102,173
Total Corporate Notes & Bonds		429,995	1,672,178	2,102,173
Repurchase Agreements	-	144,471,830	-	144,471,830
Total Investments in Securities	$ 292,551,470	$ 746,162,099	$ 3,432,688	$ 1,050,433,364

Core Plus Fixed Income Fund
	Preferred Stocks	$ 200,928	$ 991,200	$ -	$ 1,192,128
	Asset Backed Securities	-	1,181,844	-	1,181,844
	Convertible Bonds	-	567,188	-	567,188
	Corporate Bonds	-	22,536,362		22,536,362
	Government Securities	-	45,901,004	-	45,901,004
	Mortgage Backed Securities	-	1,211,345	-	1,211,345
	Repurchase Agreements	-	1,249,149	-	1,249,149
	Total Investments in Securities	$ 200,928	$ 73,638,092	$ -	$ 73,839,020

Credit Focus Yield Fund
	Preferred Stocks	$ 303,968	$ 624,662	$ -	$ 928,630
	Asset Backed Securities	-	350,876	-	350,876
	Convertible Bonds	-	331,238	-	331,238
	Corporate Bonds	-	15,783,673	-	15,783,673
	Government Securities	-	10,181,218	-	10,181,218
	Repurchase Agreements	-	496,103	-	496,103
	Total Investments in Securities	$ 303,968	$ 27,767,770	$ -	$ 28,071,738

SMART Fund
	Preferred Stocks	$ 3,250,912	$ 5,130,492	$ -	$ 8,381,404
	Asset Backed Securities	-	4,827,649	-	4,827,649
	Convertible Bonds	-	2,622,675	-	2,622,675
	Corporate Bonds	-	96,478,618	-	96,478,618
	Government Securities	-	32,100,162	-	32,100,162
	Mortgage Backed Securities	-	9,928	-	9,928
	Repurchase Agreements	-	1,811,004	-	1,811,004
	Total Investments in Securities	$ 3,250,912	$ 142,980,528	$ -	$ 146,231,440

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:
	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund

Transfers into Level 1	$ 4,369,102	$ -	$ -	$ 199,197	$ 16,862,881	$ 78,916,311
Transfers out of Level 1	(14,716,740)	(931,818)	(38,512)	(564,352)	(109,411,101)	(92,979,112)
Net Transfers in/(out) of Level 1	$ (10,347,638)	$ (931,818)	$ (38,512)	$ (365,155)	$ (92,548,220)	$ (14,062,801)

Transfers into Level 2	$ 14,716,740	$ 931,818	$ 38,512	$ 564,352	$ 109,411,101	$ 92,979,112
Transfers out of Level 2	(4,369,102)	-	-	(199,197)	(16,862,881)	(78,916,311)
Net Transfers in/(out) of Level 2	$ 10,347,638	$ 931,818	$ 38,512	$ 365,155	$ 92,548,220	$ 14,062,801

There were no transfers into or out of Levels 1 or 2 during the period presented for the Core Plus Fixed Income Fund, Credit Focus Yield Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on December 31, 2015.  The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on December 31, 2015.

There were no Level 3 securities in the International Equity, Global Equity, Global Equity Income, Global Opportunities Value, Core Plus Fixed Income, Credit Focus Yield and SMART Funds at the beginning or during the periods presented.  Below is a reconciliation that details the activity of securities in Level 3 in the Emerging Markets Value Fund and International Small Cap Equity Fund during the period ended December 31, 2015:

	Emerging Markets Value Fund	International Small Cap Equity Fund
Beginning Balance - October 1, 2015	$202,424	$90,054
Purchases	-	896,228
Sales	-	-
Transfers in to level 3	-	-
Transfers out of level 3	-	-
Realized gains/(losses), net	-	-
Change in unrealized gains/(losses)	(3,870)	774,228
Ending Balance - December 31, 2015	$198,554	$1,760,510

The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of December 31, 2015.

	Fair Value at 12/31/15	Valuation Techniques	Unobservable Inputs	Ranges
Common Stock	$286,886	Valuation based on financial information from company	Financial statement analysis Restructuring plan	N/A
Promissory Note	$1,672,178	Intrinsic value	Conversion feature	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Common Stock
At regular intervals the above unobservable inputs are reviewed and compared to updated issuer information. The factors that were considered in determining the fair value of this security included consideration of the following: balance sheet figures (which include the most recent estimate of assets and liabilities), restructuring framework presented by the issuer and its dilutive impact on common equity, general market conditions and other information and analysis. If the financial condition of this company were to deteriorate the value of this common stock would be lower.

Promissory Note
At regular intervals the above unobservable inputs are reviewed and compared to updated issuer information.  The factors that were considered in determining the fair value of this security included consideration of the following: issuer's ordinary share stock price, promissory note's embedded convertibility feature, general market conditions and other information and analysis.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of December 31, 2015, the International Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan. The Global Equity Fund had one security on loan with a market value of $293,612 and received non-cash collateral for the loan of $300,509.  Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default.  Therefore, non-cash collateral is not included on the Fund's Schedule of Investments.

4)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian.  To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  At December 31, 2015, the Funds ongoing exposure to the economic return on repurchase agreemenents is shown on the Schedule of Investments.

5)	Transactions with Affiliates

The following issuer was affiliated with the International Small Cap Equity Fund, as the International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2015 through December 31, 2015.  As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Issuer Name	Share Balance At October 1, 2015	Additions	Reductions	Share Balance At December 31, 2015	Dividend Income	Value At December 31, 2015
Micronas Semiconductor Holding AG	1,895,559	-	-	1,895,559	$-	$13,966,878
Samchully Co. Ltd.	208,685	-	-	208,685	299,030	18,188,140
					$299,030	$32,155,018

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title /s/ Jeff Busby
 Jeff Busby, President

Date   February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
 Jeff Busby, President

Date   February 26, 2016

By (Signature and Title)* /s/ Gary Owamura
 Gary Iwamura, Treasurer/Principal Financial Officer

Date   February 26, 2016

* Print the name and title of each signing officer under his or her signature.